Provisions, commitments, contingent liabilities and contingent assets (Details) - USD ($) $ in Millions	Feb. 28, 2018	Mar. 31, 2016
Tax contingent liability [member]
Disclosure of other provisions [line items]
Estimated exposure	$ 500
Contract termination contingent liability [Member]
Disclosure of other provisions [line items]
Estimated exposure		$ 200